Employee benefits - Types of post-employment benefits and other long-term benefits (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 17, 2021 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plan expenses recognized	€ (667)	€ (691)	€ (727)
Provisions for other long-term employee benefits	2,389	2,358	2,318
Annuity-based defined benefit plans, Equant plans, United Kingdom [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	215
Annuity-based defined benefit plans, senior management staff, France [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	187
Capital-based defined benefit plans, private-law contracts, France [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	€ 643
Percentage committed (as a percent)	79.00%
Capital-based defined benefit plans, civil servants, France [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	€ 13
Percentage committed (as a percent)	2.00%
French part-time for seniors plans
Disclosure of defined benefit plans [line items]
Provisions for other long-term employee benefits	€ 1,711	€ 1,753	€ 1,720	€ 1,225
Estimated number of employees would participate | employee	9,150
French part-time for seniors plans | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Period of time of employment service	15 years
Percentage employees have opportunity to work whilst receiving (as a percent)	50.00%
Percentage of base salary of full-time employment (as a percent)	65.00%
Plan term	18 months
Percentage of base compensation available to be invested in time saving account (as a percent)	5.00%
French part-time for seniors plans | Middle of range [member]
Disclosure of defined benefit plans [line items]
Percentage of base compensation available to be invested in time saving account (as a percent)	10.00%
French part-time for seniors plans | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage employees have opportunity to work whilst receiving (as a percent)	60.00%
Percentage of base salary of full-time employment (as a percent)	80.00%
Plan term	5 years
Percentage of base compensation available to be invested in time saving account (as a percent)	15.00%